Equity - Summary of Status of Non-Vested Restricted Stock Units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
PVRSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)	4,854,352
Awarded (in shares)	2,696,774	1,623,399	2,733,906
Vested (in shares)	(1,063,242)
Forfeited (in shares)	(3,324,771)
Non-vested Liability-Classified Award (in shares)	3,163,113	4,854,352
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)	$ 3.56
Awarded (usd per share)	1.14	$ 3.61	$ 2.96
Vested (usd per share)	4.37
Forfeited (usd per share)	1.67
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 3.22	$ 3.56
Minimum number of performance vested shares	0
Target level of performance, percent	50.00%
Maximum level of performance, percent	200.00%
TVRSUs
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Non-vested Liability-Classified Award, beginning balance (in shares)	6,329,029
Awarded (in shares)	5,559,678	4,639,119	3,578,212
Vested (in shares)	(2,924,900)
Forfeited (in shares)	(6,601,307)
Non-vested Liability-Classified Award (in shares)	2,362,500	6,329,029
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Non-vested Liability-Classified Award, beginning balance (usd per shares)	$ 3.89
Awarded (usd per share)	0.82
Vested (usd per share)	4.24
Forfeited (usd per share)	1.19
Non-vested Liability-Classified Award, ending balance (usd per share)	$ 3.43	$ 3.89